CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Professional fees and other expenses	$ (5,277,801)	$ (210,619)	$ (23,076)
State franchise taxes, other than income tax	(200,000)	(200,050)	(608)
Loss from operations	(5,477,801)	(410,669)	(23,684)
Other income - interest income	8,488,158	2,609,060
Net income/(loss) before income taxes	3,010,357	2,198,391	(23,684)
Provision for income tax	(1,551,981)	(461,662)
Net income/(loss) attributable to common shares	1,458,376	1,736,729	(23,684)
Class A Common Stock
Net income/(loss) attributable to common shares	$ 2,861,626	$ 2,140,135
Net income/(loss) per ordinary share:
Basic and diluted	$ 0.07	$ 0.21
Class F Common Stock
Net income/(loss) attributable to common shares	$ (1,403,250)	$ (403,406)	$ (23,684)
Net income/(loss) per ordinary share:
Basic and diluted	$ (0.14)	$ (0.05)	$ 0.00